Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	May 28, 2025	Sep. 30, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 17, 2023
Stock-Based Compensation [Line Items]
Stock-based compensation expense			$ 44	$ 657	$ 562
Weighted-average grant-date fair value				$ 0.78	$ 2.41
Grant-date fair value of options				$ 2.04	$ 1.64
Unvested option				$ 1,124
Weighted-average period				1 year 11 months 19 days
Gross pay to purchase shares of common stock		15.00%
Percentage of lower of offering date stock price		85.00%
Stock purchased				$ 184	$ 63
Employee Benefits and Share-Based Compensation				37
Equity Option [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense				$ 620	562
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Reserved shares						4,000,000
Common stock available for issuance						2,500,000
Shares of common stock outstanding				2,260,934
Employee Stock Purchase Plan [Member]
Stock-Based Compensation [Line Items]
Stock purchased				$ 184	$ 63
Minimum [Member]
Stock-Based Compensation [Line Items]
Expire date of grant				3 years
Minimum [Member] | 2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Expire date of grant				4 years
Maximum [Member]
Stock-Based Compensation [Line Items]
Expire date of grant				10 years
Maximum [Member] | 2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Expire date of grant				10 years
Class A Common Stock [Member] | 2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock purchased shares	4,000,000
Class A Common Stock [Member] | Employee Stock Purchase Plan [Member]
Stock-Based Compensation [Line Items]
Common stock purchased shares				208,001	32,758